SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of geography revenue and non current assets

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2022	2021
Netherlands	36,870	5,818
Curaçao	17,209	14,304
Malta	14,626	28,127
USA	3,997	603
Croatia	3,045	2,391
Serbia	1,576	1,042
Romania	1,081	1,593
Other	6,330	4,441
Revenue	84,734	58,319

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2022	2021
United States	73,611	55,581
Other	1,039	851
Non-current assets	74,650	56,432